UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2017

MFS® INVESTMENT GRADE MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

8/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 137.6%
Alabama - 0.9%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	$70,000	$76,358
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	355,000	366,829
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	95,000	68,953
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	135,000	80,317
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	190,000	78,808
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	365,000	142,682
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2017	25,000	25,066
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2018	30,000	30,829
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	35,000	37,483
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	45,000	48,668
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	140,000	152,020

		$1,108,013
Arizona - 1.1%
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	$35,000	$36,613
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	50,000	51,732
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	35,000	36,189
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	60,000	65,005
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	45,000	48,437
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	80,000	85,831
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	70,000	72,379
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	80,000	81,816
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	795,000	956,949

		$1,434,951
Arkansas - 0.8%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$30,000	$33,476
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	50,000	56,110
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2039	730,000	819,403
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2042	120,000	134,201

		$1,043,190
California - 17.8%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	$130,000	$86,486
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	235,000	149,615
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	470,000	286,239
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/2035 (Prerefunded 12/01/2021)	1,000,000	1,166,690
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/2038	350,000	365,677
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	135,000	150,510
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036	75,000	88,893
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	195,000	211,037
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/2031	535,000	607,075
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028 (Prerefunded 10/01/2018)	100,000	105,494
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	70,000	80,210
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/2023 (Put Date 12/01/2017)	135,000	136,185
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	1,220,000	1,392,508
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,135,000	1,321,730
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	40,000	45,130
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	100,000	109,620
California State University Rev., “A”, 5%, 11/01/2037	805,000	916,798

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	$25,246	$126
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	85,000	94,104
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	245,000	266,342
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	120,000	130,255
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	220,000	228,250
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	195,000	210,368
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/2030	85,000	98,779
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	50,000	53,046
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2022	210,000	247,013
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2023	210,000	252,422
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	35,000	40,128
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	65,000	74,075
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	95,000	101,984
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	140,000	136,014
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	355,000	292,524
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	245,000	276,019
Riverside County, CA, Transportation Commission, Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039	345,000	408,280
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2040	835,000	913,565
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	285,000	326,772
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	715,000	817,803
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	25,000	28,185
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	710,000	793,638
State of California, 5%, 8/01/2028	6,000,000	7,500,960
State of California, 5.25%, 10/01/2028	270,000	314,736
State of California, 5.25%, 9/01/2030	645,000	748,916
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/2041	85,000	95,226
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 8/01/2024	245,000	282,480
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	125,000	138,236

		$22,090,143
Colorado - 2.6%
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	$40,000	$42,980
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	75,000	82,853
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	145,000	163,260
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	150,000	164,190
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	90,000	100,324
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	380,000	422,830
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	560,000	625,072
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	480,000	528,835
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/2032	245,000	245,887
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	70,000	79,956
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	45,000	51,284
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	120,000	135,733
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	95,000	102,759
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	405,000	467,633

		$3,213,596
Connecticut - 0.9%
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	$175,000	$185,080
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	405,000	459,890

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	$385,000	$434,969

		$1,079,939
District of Columbia - 1.4%
District of Columbia Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 4/01/2018, 5% to 4/01/2040	$1,430,000	$1,505,247
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2033	40,000	46,820
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2043	105,000	121,676
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	20,000	20,030
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	20,000	19,869
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	10,000	9,936

		$1,723,578
Florida - 3.7%
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	$80,000	$86,491
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	35,000	37,864
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	60,000	65,132
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 7/15/2032	340,000	255,003
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	440,000	495,752
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	105,000	120,759
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	105,000	120,039
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Prerefunded, 6.125%, 8/01/2042 (Prerefunded 8/01/2020)	145,000	166,345
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6.125%, 8/01/2042	50,000	55,424
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/2035	180,000	205,133
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	175,000	217,063
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/2022 (n)	250,000	250,685
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	105,000	112,130
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	155,000	165,414
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	400,000	456,084
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	20,000	23,268
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	20,000	22,705
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	40,000	44,624
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	120,000	133,126
Tampa Bay, FL, Sports Authority Rev. (Tampa Bay Arena), NATL, 5.75%, 10/01/2025	1,000,000	1,186,530
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	85,000	96,267
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/2037 (a)(d)	480,000	288,005

		$4,603,843
Georgia - 2.9%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$75,000	$83,044
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	75,000	82,854
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	290,000	321,636
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	125,000	145,619
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	125,000	145,303
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	120,000	139,439
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	75,000	86,687
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	340,000	387,597
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	215,000	242,744
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	525,000	596,185
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	120,000	145,394
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	250,000	305,725
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	15,000	15,507
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	320,000	377,987
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), 7%, 6/15/2030 (Prerefunded 6/15/2018)	100,000	104,814
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), 7%, 6/15/2039 (Prerefunded 6/15/2018)	100,000	104,814

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	$320,000	$320,691

		$3,606,040
Guam - 0.0%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$40,000	$42,558

Hawaii - 0.8%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	$115,000	$135,024
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	410,000	443,136
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	110,000	127,746
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	120,000	137,555
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	80,000	91,522
State of Hawaii, Unrefunded Balance, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	70,000	81,293

		$1,016,276
Illinois - 13.6%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/2024	$205,000	$203,333
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/2023	45,000	45,152
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2021	85,000	85,286
Chicago, IL, “A”, AGM, 5%, 1/01/2022	40,000	40,290
Chicago, IL, “A”, AGM, 5%, 1/01/2023	25,000	25,181
Chicago, IL, “A”, AGM, 5%, 1/01/2025	5,000	5,036
Chicago, IL, “A”, AGM, 5%, 1/01/2028	360,000	383,728
Chicago, IL, “A”, 5.25%, 1/01/2028	25,000	27,391
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	45,000	45,170
Chicago, IL, “A”, AGM, 5%, 1/01/2034	155,000	158,598
Chicago, IL, “A”, 5%, 1/01/2036	85,000	88,743
Chicago, IL, “A”, AGM, 5%, 1/01/2037	260,000	264,480
Chicago, IL, “C”, NATL, 5%, 1/01/2023	35,000	35,369
Chicago, IL, “C”, NATL, 5%, 1/01/2029	285,000	287,653
Chicago, IL, “D”, AMBAC, 5%, 12/01/2022	230,000	230,775
Chicago, IL, “D”, 5.5%, 1/01/2033	70,000	76,752
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2021	110,000	110,394
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2035	305,000	311,911
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	685,000	707,338
Chicago, IL, Board of Education, (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2019	50,000	46,879
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	420,000	488,124
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A-2”, 7.5%, 3/01/2035	220,000	222,363
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	345,000	348,702
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	80,000	80,854
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	215,000	248,387
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	855,000	968,997
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	70,000	79,816
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	35,000	39,871
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	145,000	165,345
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	230,000	269,986
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	525,000	603,094
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	125,000	141,178
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	155,000	170,801
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2030	310,000	340,926
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	60,000	65,924
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040	410,000	443,132
Illinois Finance Authority Rev., 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	5,000	5,657
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	145,000	162,429

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	$145,000	$161,817
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	160,000	166,059
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	125,000	130,160
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/2028 (Prerefunded 10/01/2018)	380,000	400,159
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	395,000	446,899
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	85,000	95,844
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	245,000	249,834
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	120,000	133,973
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	565,000	652,117
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	430,000	467,862
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	545,000	581,183
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	395,000	440,014
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	315,000	346,869
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2035	1,000,000	1,174,110
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	390,000	424,979
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	150,000	171,006
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,145,000	1,305,220
Illinois Toll Highway Authority Rev., “B”, 5%, 1/01/2032	1,000,000	1,155,700
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	164,000	164,461
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	130,000	142,795
State of Illinois, AGM, 5%, 2/01/2027	95,000	108,997

		$16,945,103
Indiana - 2.6%
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	$190,000	$209,080
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	40,000	43,933
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	100,000	106,092
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	350,000	374,514
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	365,000	393,645
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/2029	1,000,000	1,149,940
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	525,000	564,995
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028 (Prerefunded 10/01/2019)	210,000	230,950
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	110,000	131,866

		$3,205,015
Iowa - 0.5%
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	$110,000	$114,175
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	25,000	26,080
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	90,000	96,890
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	95,000	102,299
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	15,000	16,057
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	170,000	181,890
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “C”, 5.625%, 6/01/2046	70,000	70,210

		$607,601
Kansas - 0.6%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$300,000	$330,726
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	100,000	109,673
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	45,000	49,323
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	45,000	48,956
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	195,000	219,853

		$758,531
Kentucky - 2.1%
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/2024	$255,000	$265,493
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/2027	85,000	88,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	$440,000	$503,250
Kentucky Economic Development Finance Authority, Hospital Rev. (Baptist Healthcare System Obligated Group), “B”, 5%, 8/15/2037	35,000	39,100
Kentucky Economic Development Finance Authority, Hospital Rev. (Baptist Healthcare System Obligated Group), “B”, 5%, 8/15/2041	230,000	254,507
Kentucky Economic Development Finance Authority, Hospital Rev. (Baptist Healthcare System Obligated Group), “B”, 5%, 8/15/2046	135,000	148,439
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 7/01/2030	1,000,000	1,128,900
University of Kentucky, General Receipts, “A”, 5%, 4/01/2036	110,000	125,734

		$2,553,603
Louisiana - 2.0%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	$470,000	$502,383
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	240,000	260,810
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	290,000	306,426
Louisiana Public Facilities Authority Rev., (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	345,000	287,865
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	185,000	195,388
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	65,000	73,926
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	185,000	207,823
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	85,000	96,079
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	480,000	511,474

		$2,442,174
Maryland - 1.0%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	$100,000	$114,747
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	90,000	102,777
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	145,000	164,924
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	175,000	193,741
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	190,000	222,140
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	100,000	112,207
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	65,000	72,705
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	280,000	310,495

		$1,293,736
Massachusetts - 17.8%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$285,000	$325,524
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/2038	1,000,000	1,126,070
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	350,000	452,851
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	190,000	222,610
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 1/01/2024	250,000	250,373
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	40,000	44,693
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	100,000	112,733
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	35,000	40,759
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	30,000	34,771
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	25,000	28,884
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	120,000	135,222
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	80,000	89,684
Massachusetts Development Finance Agency Rev. (Williams College), “P”, 5%, 7/01/2043	1,000,000	1,155,150
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	205,000	205,172
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	70,000	75,611
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	80,000	85,234
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	55,000	58,156

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	$130,000	$136,182
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	15,000,000	14,891,250
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	120,000	119,346
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/2029	235,000	258,606
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University) , 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	265,000	290,718
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University) , 6.25%, 7/01/2030	150,000	163,163
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	35,000	38,824
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	40,000	43,524
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/2027	145,000	146,366
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/2032	720,000	824,054
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/2029	600,000	784,236

		$22,139,766
Michigan - 3.7%
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	$460,000	$511,699
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	25,000	26,825
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	30,000	31,988
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	50,000	52,387
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	65,000	68,398
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), 3.25%, 11/15/2042	570,000	526,406
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	65,000	73,288
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	150,000	168,461
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	100,000	111,939
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044	175,000	190,467
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	65,000	73,000
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/2044	135,000	144,484
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/2033	220,000	247,718
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	750,000	849,398
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	545,000	607,234
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	230,000	247,089
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	570,000	658,601

		$4,589,382
Minnesota - 0.0%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/2038	$6,840	$6,850

Mississippi - 0.8%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/2022	$625,000	$630,888
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	90,000	115,586
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/2032 (Prerefunded 9/01/2019)	190,000	206,199
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/2036 (Prerefunded 9/01/2019)	65,000	70,702

		$1,023,375
Missouri - 0.3%
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	$55,000	$61,398
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	205,000	235,135

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2036	$35,000	$38,771
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	35,000	35,067

		$370,371
National - 0.6%
Centerline Capital Group, Inc., FHLMC, 6.3%, 10/31/2052 (n)	$500,000	$536,720
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/2017 (z)	227,741	227,800

		$764,520
Nebraska - 0.6%
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/2040	$645,000	$719,736

Nevada - 0.7%
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/2029	$755,000	$857,793

New Hampshire - 0.6%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	$445,000	$491,098
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	100,000	110,742
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	105,000	114,660

		$716,500
New Jersey - 5.4%
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2028	$25,000	$28,833
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	30,000	34,325
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	40,000	45,579
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	40,000	44,314
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	115,000	126,708
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	70,000	77,569
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	35,000	38,507
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.375%, 1/01/2043	225,000	251,220
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	260,000	282,935
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	40,000	45,150
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	35,000	39,506
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	460,000	512,771
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	360,000	405,367
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	1,295,000	1,296,489
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	1,850,000	1,805,600
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	1,730,000	1,671,768

		$6,706,641
New Mexico - 0.3%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$400,000	$437,820

New York - 10.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$200,000	$224,128
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	310,000	341,322
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/2035	140,000	150,751
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	120,000	30,538
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	130,000	147,719
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	95,000	107,834
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	210,000	243,369
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	140,000	161,081

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030	$165,000	$176,261
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	100,000	106,304
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 6/15/2025	200,000	229,542
New York Environmental Facilities, “C”, 5%, 5/15/2041	255,000	288,099
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	1,725,000	2,204,878
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	215,000	238,588
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	200,000	227,214
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2044	500,000	558,270
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	435,000	470,383
New York Power Authority Rev., “ A”, 5%, 11/15/2038	1,000,000	1,128,590
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	115,000	123,525
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	60,000	64,097
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 6/15/2034	1,610,000	1,818,608
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC”, 5%, 6/15/2047	1,000,000	1,145,530
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	175,000	175,357
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	195,000	218,654
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	225,000	251,741
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/2029	1,125,000	792,371
Utility Debt Securitization Authority Restructuring Rev., NY, “E”, 5%, 12/15/2041	1,500,000	1,747,290

		$13,372,044
North Carolina - 2.2%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/2038	$346,515	$355,579
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	5,000	5,202
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	15,000	16,461
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	20,000	20,968
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	25,000	25,919
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	2,000,000	2,236,400
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	105,000	122,156

		$2,782,685
Ohio - 3.2%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/2045	$285,000	$322,748
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040 (Prerefunded 11/01/2020)	105,000	120,153
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	95,000	103,750
Cuyahoga County OH, Hospital Rev. (The Metrohealth System), 4.75%, 2/15/2047	230,000	237,066
Cuyahoga County OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2052	50,000	55,701
Cuyahoga County OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2057	530,000	590,727
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	40,000	41,580
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	395,000	443,613
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/2038 (Prerefunded 2/15/2018)	555,000	567,504
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	10,000	10,877
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	60,000	62,135
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	75,000	76,966
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	90,000	97,300
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	35,000	37,827
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 12/15/2021	1,000,000	1,197,630

		$3,965,577

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - 1.3%
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 7/01/2029 (Prerefunded 7/01/2018)	$600,000	$623,268
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	55,000	60,404
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	535,000	588,521
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	140,000	148,621
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	170,000	182,294

		$1,603,108
Oregon - 0.1%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	$95,000	$105,585

Pennsylvania - 5.7%
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	$35,000	$37,245
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	140,000	151,327
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	105,000	109,223
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	515,000	550,720
Cumberland County, PA, Municipal Authority Rev., Unrefunded Balance, (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	55,000	58,639
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/2029	80,000	87,375
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	25,000	27,477
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	35,000	37,846
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	35,000	37,331
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	20,000	21,209
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	900,000	1,001,304
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	940,000	459,754
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	145,000	164,581
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	655,000	713,341
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	90,000	91,409
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2026	35,000	41,837
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	260,000	275,751
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/2042	200,000	207,250
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	65,000	73,576
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	180,000	192,388
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	140,000	150,168
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	100,000	112,716
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	65,000	75,212
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	645,000	734,365
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	105,000	114,258
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 1/01/2036	1,000,000	1,103,060
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/2028	385,000	386,794
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	30,000	32,897
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	35,000	37,747

		$7,086,800
Puerto Rico - 7.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$150,000	$152,844
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	65,000	66,234

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	$50,000	$57,013
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	45,000	49,964
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	135,000	149,610
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	135,000	148,303
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	300,000	303,018
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,027
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	165,000	174,633
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	975,000	1,038,970
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2030	60,000	64,957
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	115,000	124,421
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	145,000	153,493
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	165,000	182,584
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	380,000	417,445
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	440,000	470,884
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	45,000	48,535
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	440,000	459,140
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	68,800
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	25,000	25,057
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	375,000	375,686
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	115,000	123,766
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	20,000	20,005
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	530,000	536,344
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	10,000	10,205
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	50,000	52,353
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	30,000	30,066
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	25,000	26,822
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	125,000	132,109
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	180,000	190,159
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	20,000	21,164
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	320,000	302,160
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	230,000	232,583
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	25,000	25,098
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	10,000	9,884
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	40,000	40,535
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	30,000	30,017
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	50,000	50,590
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	10,000	9,864
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	155,000	152,723
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	55,000	54,673
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	55,000	52,364
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	55,000	49,990
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	42,062

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	$25,000	$25,526
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	220,000	237,956
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	140,000	152,439
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	400,000	439,820
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2028	60,000	66,179
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	15,000	15,278
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	125,000	128,623
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	25,000	25,710
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	315,000	340,200
Puerto Rico Public Buildings Authority, Government Facilities Rev., “I”, ASSD GTY, 5%, 7/01/2036	35,000	35,067
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	350,000	85,733
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	95,000	19,651
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,940,000	380,744
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	555,000	70,757
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	30,038

		$8,800,875
Rhode Island - 0.8%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/2039 (Prerefunded 5/15/2019)	$855,000	$943,185

South Carolina - 1.8%
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/2038	$1,000,000	$1,138,940
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	215,000	237,816
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	515,000	569,652
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/2036	260,000	282,542

		$2,228,950
Tennessee - 5.0%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$820,000	$867,937
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2038	1,000,000	1,132,940
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	685,000	771,406
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2047	300,000	336,315
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2030	50,000	57,544
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2031	60,000	68,585
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2036	35,000	39,363
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2036	1,000,000	1,118,260
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	120,000	136,008
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2017	180,000	180,000
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	205,000	237,080
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	300,000	349,884
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	610,000	734,629
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2025	185,000	214,500

		$6,244,451
Texas - 10.6%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	$40,000	$47,290
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	55,000	64,138
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	25,000	29,264
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	20,000	23,323
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	20,000	22,954
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2034	10,000	11,211
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/2033	165,000	168,731
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/2033	590,000	603,251

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	$100,000	$112,233
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	330,000	353,423
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	100,000	115,968
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	70,000	81,456
Conroe, TX, Independent School District, Unlimited Tax School Building and Refunding, PSF, 5%, 2/15/2039	155,000	177,074
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/2038	335,000	366,075
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/2034	465,000	497,536
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/2039	315,000	364,931
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	250,000	249,945
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/2032 (Prerefunded 11/15/2018)	490,000	518,057
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	90,000	103,088
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	20,000	22,838
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	40,000	45,509
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	70,000	24,884
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	175,000	48,125
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	160,000	182,451
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	100,000	108,448
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031	140,000	156,446
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	225,000	225,198
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	150,000	165,204
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	385,000	433,160
Matagorda County, TX, Navigation District 1 (Houston Lighting), AMBAC, 5.125%, 11/01/2028	2,000,000	2,436,380
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	15,000	17,312
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	80,000	83,075
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	160,000	177,965
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	160,000	177,709
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	25,000	25,827
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	35,000	35,986
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	100,000	107,760
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	90,000	94,235
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	25,000	27,724
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	30,000	32,744
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	65,000	70,051
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2031	20,000	22,036
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2036	20,000	21,697
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	150,000	158,288
North Texas Tollway Authority Rev., 6%, 1/01/2038	620,000	710,365
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/2031	1,000,000	1,138,730
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	160,000	178,419
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	40,000	44,435

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044 (Prerefunded 11/15/2019)	$315,000	$351,635
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	60,000	64,900
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	70,000	75,104
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	55,000	55,020
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	20,000	20,365
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	500,000	533,940
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	60,000	63,820
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	135,000	149,430
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	115,000	133,170
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	95,000	109,993
Waco Education Finance Corp. Rev. (Baylor University), 5%, 3/01/2043	675,000	739,172

		$13,179,498
Vermont - 0.2%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/2036 (Put Date 4/02/2018)	$195,000	$195,883

Virginia - 0.4%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$165,000	$179,474
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	275,000	306,361

		$485,835
Washington - 1.3%
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/2032 (Prerefunded 12/01/2017)	$535,000	$541,720
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/2036 (Prerefunded 8/01/2018)	695,000	729,222
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034 (Prerefunded 10/01/2019)	225,000	247,876
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	100,000	98,942

		$1,617,760
West Virginia - 0.3%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	$30,000	$34,442
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	85,000	96,692
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	285,000	290,888

		$422,022
Wisconsin - 0.7%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026	$185,000	$206,131
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028	55,000	60,733
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2037	20,000	21,176
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2045	35,000	36,745
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	45,000	46,878
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/2030	25,000	26,233
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	30,000	30,947
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	10,000	10,722
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	100,000	106,812

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	$15,000	$15,961
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	25,000	26,887
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	85,000	91,482
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	95,000	102,504
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	60,000	64,218

		$847,429
Total Municipal Bonds		$170,982,331

Other Assets, Less Liabilities - 1.6%		$1,974,935

VMTPS, at liquidation value of $48,750,000 net of unamortized debt issuance costs of $35,309 (issued by the fund) - (39.2)%		(48,714,691)
Net assets applicable to common shares - 100.0%		$124,242,575

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $972,485 representing 0.8% of net assets applicable to common shares.
(u)	Underlying security deposited into special purpose trust (“the trust”) upon creation of self-deposited inverse floaters.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/2017	8/27/93	$227,868	$227,800
% of Net assets applicable to common shares			0.2%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$170,982,331	$—	$170,982,331

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$149,737,767
Gross unrealized appreciation	14,076,462
Gross unrealized depreciation	(332,048)
Net unrealized appreciation (depreciation)	$13,744,414

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 17, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2017

*	Print name and title of each signing officer under his or her signature.